Annual Fund Operating Expenses - Invesco 1-30 Laddered Treasury ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.25%
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%